Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Related to Property Plant and Equipment	Sep. 30, 2023
Machinery [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Electronic Equipment [member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Park Facilities [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	4 years
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years